Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of reclassification of financial statements

	For the year ended June 30,
	2019		2019	2018		2018
	A$	Revision	Revised	A$	Revision	Revised
Revenue from contracts with customers	2,387,426	-	2,387,426	1,842,909	-	1,842,909
Cost of Goods Sold	(667,371)	-	(667,371)	(418,693)	-	(418,693)
Gross Profit	1,720,055	-	1,720,055	1,424,216	-	1,424,216

Other Income	532,050	-	532,050	1,849,163	-	1,849,163
Other gains/(losses) – net	38,413	-	38,413	95,167	-	95,167

Expenses
General and administrative expenses	(5,014,128)	(23,678)	(5,037,806)	(3,412,576)	(57,653)	(3,470,229)
Research and development expenses	(1,044,528)	-	(1,044,528)	(2,257,224)	-	(2,257,224)
Selling and marketing expenses	(864,644)	-	(864,644)	(686,714)	-	(686,714)
Operating loss	(4,632,782)	(23,678)	(4,656,460)	(2,987,968)	(57,653)	(3,045,621)

Finance income	39	-	39	1,238	-	1,238
Finance expenses	—	-	—	(24,199)	-	(24,199)
Finance costs - net	39	-	39	(22,961)	-	(22,961)

Loss Before Income Tax	(4,632,743)	(23,678)	(4,656,421)	(3,010,929)	(57,653)	(3,068,582)
Income Tax Expense	—	-	—	—	-	—
Loss for the Period	(4,632,743)	(23,678)	(4,656,421)	(3,010,929)	(57,653)	(3,068,582)

Consolidated Statement of Financial Position

	For the year ended June 30,
	2019		2019	2018		2018
	A$	Revision	Revised	A$	Revision	Revised
ASSETS
Current Assets
Cash and cash equivalents	5,119,887	-	5,119,887	4,727,430	-	4,727,430
Trade and other receivables	968,926	-	968,926	1,683,305	-	1,683,305
Inventories	544,341	-	544,341	497,902	-	497,902
Other current assets	49,290	-	49,290	141,800	-	141,800
Total Current Assets	6,682,444	-	6,682,444	7,050,437	-	7,050,437
		-			-
Non-Current Assets		-			-
Plant and equipment	17,140	-	17,140	20,384	-	20,384
Inventories	1,862,063	-	1,862,063	2,171,867	-	2,171,867
Total Non-Current Assets	1,879,203	-	1,879,203	2,192,251	-	2,192,251
TOTAL ASSETS	8,561,647	-	8,561,647	9,242,688	-	9,242,688
		-			-
LIABILITIES		-			-
Current Liabilities		-			-
Trade and other payables	1,091,919	-	1,091,919	689,326	-	689,326
Employee benefit obligations	103,612	-	103,612	114,012	-	114,012
Total Current Liabilities	1,195,531	-	1,195,531	803,338	-	803,338
		-			-
Non-Current Liabilities		-			-
Employee benefit obligations	14,980	-	14,980	—	-	—
Total Non-Current Liabilities	14,980	-	14,980	—	-	—
TOTAL LIABILITIES	1,210,511	-	1,210,511	803,338	-	803,338
NET ASSETS	7,351,136	-	7,351,136	8,439,350	-	8,439,350
		-			-
EQUITY		-			-
Issued capital	60,511,326	(221,451)	60,289,875	58,372,043	(134,729)	58,237,314
Reserves	3,700,333	599,986	4,300,319	2,606,722	489,586	3,096,308
Accumulated losses	(56,860,523)	(378,535)	(57,239,058)	(52,539,415)	(354,857)	(52,894,272)
TOTAL EQUITY	7,351,136	-	7,351,136	8,439,350	-	8,439,350

Schedule of liabilities were measured at the present value of the remaining lease payments

30 June 2020 A$

Operating lease commitments disclosed as at 30 June 2019	104,851
Discounted using the lessee's incremental borrowing rate of at the date of initial application	98,302

Lease liability recognized as at 1 July 2019	98,302

Of which are:
Current lease liabilities	37,197
Non-current lease liabilities	61,105

Schedule of Amounts recognised in the balance sheet
	Consolidated entity
	1 July 2019 A$	30 June 2019 A$
Right-of-use assets*
Properties	96,824	-
* Included in the line item 'property, plant and equipment' in the consolidated balance sheet.